UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 15,2012

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$12,122,213,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   470739  5276757 SH       Sole                  4538891            737866
Alleghany Corp                 COM              017175100     2352     7148 SH       Sole                     6479               669
Altera Corporation             COM              021441100   367807  9236747 SH       Sole                  7899491           1337256
AON Corp                       COM              G0408V102   596743 12163541 SH       Sole                 10446611           1716930
Apache Corp                    COM              037411105   207633  2067234 SH       Sole                  1717398            349836
Ascent Capital Group Inc-A     COM              043632108     5127   108416 SH       Sole                   101526              6890
Bank of NY Mellon              COM              064058100      473    19605 SH       Sole                    19605
Berkley W R Corp               COM              084423102   391978 10852097 SH       Sole                  9413616           1438481
Berkshire Hathaway Class B     COM              084670702   284908  3510875 SH       Sole                  2968830            542045
Berkshire Hathaway Inc. Cl A   COM              084670108    22917      188 SH       Sole                      188
Borg Warner Inc                COM              099724106     2699    32000 SH       Sole                    32000
Charles Schwab Corp New        COM              808513105    48356  3365037 SH       Sole                  2391708            973329
Cimarex Energy Co              COM              171798101     9846   130468 SH       Sole                   130468
Citigroup Inc.                 COM              172967424      753    20600 SH       Sole                    20600
Coca Cola Co                   COM              191216100   557710  7535606 SH       Sole                  6472906           1062700
Comcast Corp Cl A              COM              20030N101     9087   302798 SH       Sole                   298700              4098
Comcast Corp Special Cl A      COM              20030N200   561096 19013753 SH       Sole                 16337271           2676482
ConocoPhillips                 COM              20825c104      426     5600 SH       Sole                     5600
CVS Corp                       COM              126650100    36563   816129 SH       Sole                   741579             74550
Discovery Communications Cl A  COM              25470f104      280     5530 SH       Sole                     5530
Discovery Communications Cl C  COM              25470f302      281     5985 SH       Sole                     5830               155
Ecolab Inc                     COM              278865100   516407  8366929 SH       Sole                  7223191           1143738
Fidelity National Information  COM              31620m106   213092  6433930 SH       Sole                  5535834            898096
Goldman Sachs Group Inc        COM              38141g104   403571  3244926 SH       Sole                  2760157            484769
Google Inc - Cl A              COM              38259P508   383922   598718 SH       Sole                   514228             84490
Kraft Foods Inc                COM              50075n104   378223  9950617 SH       Sole                  8535707           1414910
Liberty Global Inc A           COM              530555101    52172  1041771 SH       Sole                   948206             93565
Liberty Global Inc Ser C       COM              530555309   626230 13076420 SH       Sole                 11158051           1918369
Loews Corp                     COM              540424108   326525  8189734 SH       Sole                  7044876           1144858
McDonald's Corp                COM              580135101   144672  1474739 SH       Sole                  1275790            198949
Microsoft Corp                 COM              594918104   699128 21675032 SH       Sole                 18675781           2999251
National Instruments Corp      COM              636518102    13516   473896 SH       Sole                   428109             45787
Nestle S A Rep RG SH ADR       COM              641069406   301448  4784893 SH       Sole                  4069710            715183
Newfield Exploration Co        COM              651290108   174960  5044992 SH       Sole                  4373652            671340
News Corp Ltd Class A          COM              65248E104   432940 21965492 SH       Sole                 18742672           3222820
News Corp Ltd Class B          COM              65248E203    69591  3484796 SH       Sole                  3235246            249550
Noble Energy Inc               COM              655044105   432798  4426239 SH       Sole                  3783739            642500
Oracle Systems                 COM              68389X105   208046  7134632 SH       Sole                  5987913           1146719
Pepsico                        COM              713448108   414393  6245556 SH       Sole                  5341068            904488
Praxair Inc                    COM              74005P104   504316  4399126 SH       Sole                  3793517            605609
Progressive Corp               COM              743315103   253364 10930278 SH       Sole                  9441035           1489243
Republic Services              COM              760759100      287     9400 SH       Sole                     9400
Sanofi ADR                     COM              80105n105      271     7000 SH       Sole                     7000
Schlumberger Limited           COM              806857108      524     7500 SH       Sole                     7500
Teva Pharmaceutical ADR        COM              881624209     1224    27165 SH       Sole                    26000              1165
Thermo Fisher Scientific Inc   COM              883556102   276840  4910251 SH       Sole                  4237026            673225
Travelers Companies, Inc.      COM              89417E109      408     6900 SH       Sole                     6900
UnitedHealth Group Inc         COM              91324P102   498655  8460391 SH       Sole                  7264171           1196220
Vodafone Group PLC ADR         COM              92857w209   268832  9715662 SH       Sole                  8239787           1475875
Wal-Mart Stores Inc            COM              931142103   624687 10207309 SH       Sole                  8768578           1438731
Waste Management Inc           COM              94106L109   290019  8295752 SH       Sole                  7144260           1151492
Willis Group Holdings PLC      COM              g96666105    33127   947024 SH       Sole                   873452             73572
Yahoo! Inc                     COM              984332106      250    16400 SH       Sole                    16400